Statutory and other information (Tables)	12 Months Ended
Dec. 31, 2018
Statutory and other information
Schedule of auditor's remuneration

	2018	2017	2016
	$m	$m	$m
Fees payable to PricewaterhouseCoopers LLP and its associates:
Group audit fee	3.8	3.0	–
Fees payable to PricewaterhouseCoopers LLP and its associates for other services:
The audit of subsidiaries pursuant to legislation	9.4	5.7	–
Attestation under s404 of Sarbanes-Oxley Act 2002	2.0	2.0	–
Audit-related assurance services	0.8	0.4	–
Tax compliance services	0.1	–	–
Other assurance services	0.9	–	–
Fees payable to PricewaterhouseCoopers Associates in respect of the Group’s pension schemes:
The audit of subsidiaries’ pension schemes	0.4	–	–
	17.4	11.1	–

Schedule of key management personnel compensation

	2018	2017	2016
	$’000	$’000	$’000
Short-term employee benefits	32,523	28,274	23,725
Post-employment benefits	2,387	2,469	2,407
Share-based payments	23,605	16,452	20,377
	58,515	47,195	46,509